Putnam Investments
One Post Office Square
Boston, MA 02109
March 1, 2017

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Tax-Free Income Trust (the “Trust”) (Reg. Nos. 2-98790) (811-04345) on behalf of Putnam AMT-
Free Municipal Fund and Putnam Tax-Free High Yield Fund (the “Funds”) Post-Effective Amendment No.
43 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 43 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 27, 2017.

Comments or questions concerning this certificate may be directed to Caitlin E. Robinson at 1-800-225-2465, ext. 1-0044.

Very truly yours,

Putnam Tax-Free Income Trust on behalf of
Putnam AMT-Free Municipal Fund
Putnam Tax-Free High Yield Fund

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	Caitlin E. Robinson, Esq.,
Putnam Investments
James E. Thomas, Esq.,
Ropes & Gray LLP